Document and Entity Information - Mar. 31, 2015 - shares	Total
Document and Entity Information
Entity Registrant Name	UBIC, INC.
Entity Central Index Key	0001550935
Document Type	20-F
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	35,491,360
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY